SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net loss	$ (23,333)	$ (12,551)	$ (15,113)
Income tax benefit for the period	1,651	589	(1,844)
Loss before tax	$ (21,682)	$ (11,962)	$ (16,957)
Effective tax rate	(8.00%)	(5.00%)	11.00%
Permanent differences not deductible (taxable) for tax purposes	$ 3,421	$ 3,685	$ (1,577)
Unrecognised tax losses	2,292	695	4,989
Other	280	(1,408)
Recalculated tax benefit	$ (4,342)	$ (2,383)	$ (5,256)
Statutory tax rate in Morocco	20.00%	20.00%	31.00%